Mergers and Acquisitions	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Business Combinations [Abstract]
Mergers and Acquisitions

6. Investment in AquaBounty

On November 16, 2012, the Company acquired 48,631,444 shares of AquaBounty common stock, representing 47.56% of the then outstanding shares of AquaBounty, for $6,000 through a definitive purchase agreement with an existing AquaBounty shareholder and its affiliate. The carrying amount of the investment in AquaBounty was $5,726 at December 31, 2012. Based on closing quoted market prices (Level 1), the fair value of the investment in AquaBounty was approximately $14,300 at December 31, 2012.

On November 29, 2012, the Company entered into a promissory note purchase agreement (“promissory note”) with AquaBounty. The promissory note allows for the Company to loan up to $500 to AquaBounty. Draws on the promissory note by AquaBounty accrued annual interest of 3% and were set to mature no later than May 28, 2013. As of December 31, 2012, AquaBounty had drawn $200 on the promissory note. This outstanding balance plus accrued interest is included in related party receivables on the December 31, 2012 consolidated balance sheet. In January and February 2013, AquaBounty borrowed additional installments of $200 and $100, respectively, on the promissory note. On March 15, 2013, AquaBounty repaid the $500 promissory note plus accrued interest in its entirety.

On March 15, 2013, the Company acquired 18,714,814 shares of AquaBounty for $4,907 in a private subscription offering, thereby increasing the Company’s ownership in AquaBounty to 53.82%, resulting in the Company gaining control over AquaBounty, and began consolidating. Commencing on that date, the Company includes AquaBounty in its consolidated results of operations and financial position pursuant to the step acquisition guidance in ASC 805, Business Combinations. The Company recognized a gain of $7,415 to account for the difference between the carrying value and the fair value of the previously held 47.56% equity interest. The fair value of the consideration transferred included:

Consideration paid	$4,907
Fair value of noncontrolling interest	15,153
Fair value of the Company’s investment in affiliate held before the business combination	12,751

Fair value of the consideration transferred	$32,811

The Company used the private subscription price to measure fair value of the Company’s previously held investment and noncontrolling interest. The preliminary estimated fair value of assets acquired and liabilities assumed at the acquisition date is shown below:

Cash	$5,419
Short-term investments	14
Trade receivables	4
Other receivables	9
Prepaid expenses and other	200
Property, plant and equipment	1,241
Intangible assets	14,900
Other assets	22

Total assets acquired	21,809

Accounts payable	156
Accrued compensation and benefits	94
Other accrued liabilities	395
Long-term debt	2,199

Total liabilities assumed	2,844

Net assets acquired	18,965
Goodwill	13,846

Total consideration	$32,811

The fair value of assets acquired and liabilities assumed at the acquisition date are considered preliminary and is subject to revision when the valuation of intangible assets is finalized upon receipt of the final valuation report from a third party valuation expert. The preliminary fair value of acquired intangible assets was determined using the multi-period excess earnings method, a variation of the income approach. The multi-period excess earnings method estimates the value of an intangible asset equal to the present value of the incremental after-tax cash flows attributable to the intangible asset. The acquired intangible assets consist of in-process research and development until regulatory approval is obtained, at which point the intangible assets will be accounted for as definite lived intangible assets and amortized over the expected useful life of fifteen years. The goodwill consists of future revenue opportunities and the potential for expansion of AquaBounty products. The goodwill is not expected to be deductible for tax purposes. The fair value of assets acquired and liabilities assumed at the acquisition date are also subject to revision upon the Company’s continued evaluation of the fair value of long term debt.

The results of operations of AquaBounty are included in the consolidated statement of operations beginning on the acquisition date. The following unaudited condensed pro forma financial information for the three months ended September 30, 2012 and the nine months ended September 30, 2013 and 2012 is presented as if the acquisition had been consummated on January 1, 2012:

	Three Months Ended September 30,	Nine months Ended September 30,
	2012	2013	2012

		Pro forma
Revenues	$2,904	$16,890	$7,269
Net loss	(21,483)	(35,742)	(46,858)

Net loss attributable to noncontrolling interest	459	1,496	1,541

Net loss attributable to Intrexon	(21,024)	(34,246)	(45,317)

Accretion of dividends on redeemable convertible preferred stock	(5,469)	(18,391)	(16,291)

Net loss attributable to Intrexon common shareholders	$(26,493)	$(52,637)	$(61,608)

Net loss attributable to Intrexon common shareholders per share, basic and diluted	$(4.75)	$(2.39)	$(11.19)

The pro forma net loss for the nine months ended September 30, 2013 excludes the $7.4 million non-recurring gain on remeasurement of the Company’s previously held investment in AquaBounty. The pro forma net loss for the nine months ended September 30, 2012 includes this non-recurring gain on remeasurement.

3. Mergers and Acquisitions

Agarigen, Inc.

On January 26, 2011, the Company acquired 100% of the outstanding common stock of Agarigen, Inc. (“Agarigen”), a North Carolina-based company which developed a novel mushroom-based platform for the production of proteins, by merging Agarigen into a newly formed wholly-owned subsidiary. The acquisition allows the Company to combine Agarigen’s technology with the Company’s technology and capability in a specific agricultural sector. As consideration for the acquisition, the Company paid $1,178 cash and issued 386,142 shares of its common stock at closing. The Company also issued 165,255 options to purchase the Company’s common stock at strike prices ranging from $0.38 to $1.98 and issued warrants to purchase up to 511,098 shares of the Company’s common stock at a price per share of $0.79. The results of Agarigen’s operations subsequent to January 26, 2011 have been included in the consolidated financial statements.

The fair value of the total consideration transferred was $3,773. The acquisition date fair value of each class of consideration transferred was as follows:

Cash	$1,178
Common shares	1,014
Stock options and warrants	1,581

$3,773

The fair value of the shares of the Company’s common stock issued was based upon the value of the Company’s common stock at the acquisition date determined under an option-pricing method as prescribed by the American Institute of Certified Public Accountants Practice Aid, Valuation of Privately-Held Company Equity Securities Issued as Compensation (“AICPA Practice Aid”). The option-pricing method treats common stock and preferred stock as call options on the enterprise’s equity value, with exercise prices based on the liquidation preferences of the preferred stock. The fair value of stock options and warrants issued were determined in accordance with ASC Topic 718, Compensation — Stock Compensation. The estimated fair value of assets acquired and liabilities assumed at the acquisition date is as follows:

Cash	$334
Trade receivables	53
Other receivables	436
Prepaid expenses and other	11
Property and equipment	30
Intangible assets	3,122
Other assets	3

Total assets acquired	3,989

Accounts payable	60
Accrued compensation and benefits	65
Other accrued liabilities	91

Total liabilities assumed	216

Net assets acquired	$3,773

The fair value of acquired intangible assets was determined using the relief-from-royalty method, a variation of the income approach that estimates the benefit of owning the intangible assets rather than paying royalties for the right to use comparable assets. The acquired intangible assets are being amortized over the expected useful life of nine years and consist of acquired patents and related technology.

The Company paid $110 of acquisition related costs, which are included in general and administrative expenses in the accompanying consolidated statement of operations for the year ended December 31, 2011.

The warrants were fully vested upon issuance, have an exercise price of $0.79 per share and expire in December 2017. The Company considered the applicable provisions of ASC No. 480, Distinguishing Liabilities and Equity and ASC No. 815, Derivatives and Hedging and determined the warrants should be classified as shareholders’ equity.

GT Life Sciences, Inc.

On October 5, 2011, the Company acquired 100% of the outstanding common stock of GT Life Sciences, Inc. (“GT Life”), a California company, by merging a newly formed wholly-owned subsidiary with and into GT Life. The acquisition allows the Company to combine GT Life’s technology with the Company’s technology and capability for the development and deployment of high value production cell lines. The Company paid $14,250 cash at closing, which was the acquisition date fair value of the total consideration transferred. The results of GT Life’s operations subsequent to October 5, 2011 have been included in the consolidated financial statements.

The estimated fair value of assets acquired and liabilities assumed at the acquisition date is as follows:

Cash	$21
Other receivables	161
Related party receivable	33
Prepaid expenses and other	1
Property and equipment	32
Intangible assets	14,094

Total assets acquired	14,342

Accounts payable	55
Accrued compensation and benefits	29
Other accrued liabilities	8

Total liabilities assumed	92

Net assets acquired	$14,250

The fair value of acquired intangible assets was determined using the multi-period excess earnings method, a variation of the income approach. The multi-period excess earnings method estimates the value of an intangible asset equal to the present value of the incremental after-tax cash flows attributable to the intangible asset. The acquired intangible assets are being amortized over the expected useful life of thirteen years and consist of acquired patents and related technology.

The Company paid $276 of acquisition related costs, which are included in general and administrative expenses in the accompanying consolidated statement of operations for the year ended December 31, 2011.

Immunologix, Inc.

On October 21, 2011, the Company acquired 100% of the outstanding preferred and common stock of Immunologix, Inc. (“Immunologix”), a South Carolina-based company specializing in therapeutic antibodies, by merging a newly formed wholly-owned subsidiary with and into Immunologix. The acquisition allows the Company to combine Immunologix’s antibody technology with the Company’s existing technology and capability. The Company paid $12,758 cash and issued 153,365 shares of its common stock at closing. The results of Immunologix’s operations from October 21, 2011 have been included in the consolidated financial statements.

The transaction also includes a contingent consideration arrangement which may require the Company to pay the former shareholders of Immunologix 50% of revenue generated from Immunologix’s antibody technology in a specific target defined in the agreement up to a maximum of $2,000. The potential undiscounted amount of all future payments that could be required under the contingent consideration arrangement is between $0 and $2,000. The fair value of the contingent consideration arrangement is estimated at $0 based on the risk-adjusted valuation performed by the Company.

The fair value of the total consideration transferred was $13,850. The acquisition date fair value of each class of consideration transferred was as follows:

Cash	$12,758
Common shares	1,092

$13,850

The fair value of the shares of the Company’s common stock issued was based upon the value of the Company’s common stock at acquisition date determined by using a probability-weighted expected return method (“PWERM”) as prescribed by the AICPA Practice Aid. The PWERM estimates the value of an enterprise’s common stock based upon an analysis of current and future values for the enterprise assuming possible liquidity events. The PWERM considers the various terms of the Company’s redeemable convertible preferred stock, including the rights for each share class, at the date in the future upon which these rights will either be executed or abandoned. The estimated fair value of assets acquired and liabilities assumed at the acquisition date is as follows:

Cash	$19
Other receivables	1
Prepaid expenses and other	6
Property and equipment	141
Intangible assets	13,921

Total assets acquired	14,088

Accounts payable	87
Accrued compensation and benefits	76
Long-term debt	75

Total liabilities assumed	238

Net assets acquired	$13,850

The fair value of acquired intangible assets was determined using the multi-period excess earnings method, a variation of the income approach. The multi-period excess earnings method estimates the value of an intangible asset equal to the present value of the incremental after-tax cash flows attributable to the intangible asset. The acquired intangible assets are being amortized over the expected useful life of thirteen years and consist of acquired patents and related technology.

The Company paid $293 of acquisition related costs, which are included in general and administrative expenses in the accompanying consolidated statement of operations for the year ended December 31, 2011.

Other Acquisition

In April 2011, the Company acquired certain tangible and intangible assets that were considered a business in accordance with ASC 805, Business Combinations (“ASC 805”), from a private California company for consideration of $1,400, including $850 cash and 92,984 shares of the Company’s common stock valued at $550. The acquired intangible assets, which consist of acquired patents and related technology, are being amortized over the expected useful life of thirteen years.

Unaudited Condensed Pro Forma Financial Information

The results of operations of the mergers and acquisitions discussed above are included in the consolidated statements of operations beginning on their respective acquisition dates. The following unaudited condensed pro forma financial information for the year ended December 31, 2011 is presented as if the acquisitions had been consummated on January 1, 2011:

(Unaudited)	2011 Pro forma

Revenues	$9,146
Net loss	(89,116)
Accretion of dividends on redeemable convertible preferred stock, not declared	(13,868)

Net loss attributable to common shareholders	$(102,984)

Net loss attributable to common shareholders per share, basic and diluted	$(19.01)